U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:

         The Infinity Mutual Funds, Inc.
         3435 Stelzer Road
         Columbus, Ohio  43219

2.       Name of each series or class of funds for which this notice is filed:

         ALPHA GOVERNMENT SECURITIES PORTFOLIO
         BEA SHORT DURATION PORTFOLIO
         CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
         CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO AMERISTAR PRIME MONEY MARKET PORTFOLIO
         AMERISTAR U.S. TREASURY MONEY MARKET PORTFOLIO
         AMERISTAR CORE INCOME PORTFOLIO
         AMERISTAR TENNESSEE TAX EXEMPT BOND PORTFOLIO
         AMERISTAR LIMITED DURATION INCOME PORTFOLIO
         AMERISTAR CAPITAL GROWTH PORTFOLIO

3.       Investment Company Act File Number:  811-6076

         Securities Act File Number:  33-34080

4.       Last day of fiscal year for which this notice is filed:

         December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                 [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      None

9. Number and aggregate sale price of securities sold during the fiscal year:

                  Number:  7,005,271,997
                  Aggregate sale price:  $7,116,705,408.39

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  Number:  7,005,271,997
                  Aggregate sale price:  $7,116,705,408.39

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

                  Number:  47,152,815.06
                  Aggregate sale price:  $54,404,627.06

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year in reliance on
                  rule 24f-2 (from Item 10):                 $7,116,705,408.39

         (ii)     Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):      +$   54,404,627.06

         (iii)    Aggregate price of shares redeemed or
                  repurchased during the fiscal year (if
                  applicable):                               -$6,878,124,020.77

         (iv)     Aggregate price of shares redeemed or
                  repurchased and previously applied as a
                  reduction to filing fees pursuant to rule
                  24e-2 (if applicable):                          +        0

         (v)      Net aggregate price of securities sold and
                  issued during the fiscal year in reliance
                  on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line
                  (iv)] (if applicable):                     $  292,986,014.68

         (vi)     Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation
                  (see Instruction C.6):                              X 1/3300

         (vii)    Fee due [line (i) or line (v) multiplied by
                  line (vi)]:                                       $88,783.64



Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v)
                  only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                       [  X  ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 27, 1997.


                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*                            /S/MARTIN R. DEAN
                                                     Martin R. Dean, Treasurer


Date:  February 28, 1997

* Please print the name and title of the signing officer below the signature.